Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 6: COMMITMENTS AND CONTINGENCIES

In connection with the acquisition of Horamar, the Company recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify the Company in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020. As of March 31, 2013, the remaining liability related to these pre-acquisition contingencies amounted to $1,026 ($1,039 as of December 31, 2012) and is entirely offset by an indemnification asset for the same amount, which is reflected in other non-current assets.
As of March 31, 2013, the Company had operating lease obligations related to chartered-in barges and pushboats amounting to $1,187 until June 2015.

As of March 31, 2013, the Company had obligations related to its port expansion project, the construction of four new tank barges and the acquisition of the chartered-in fleet (see note 8) of $3,372, $1,629 and $12,813, respectively. The maturity table below reflects the future payments of these commitments:

Year	Amount in thousands of U.S. dollars
March 31, 2014	$8,506
March 31, 2015	3,628
March 31, 2016	3,754
March 31, 2017	1,926

Total	$17,814

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2014.

The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs of such actions will have a material effect on the Company's consolidated financial position, results of operations or cash flows.